Transactions with Related Parties - Principal transactions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Revenues, other income and interest income:
Royalties (Univision)		$ 8,155,338		$ 7,527,364		$ 7,383,540
Programming production and transmission rights		707,247		485,157		960,052
Telecom services		97,754		71,979		17,951
Administrative services		13,561		20,598		34,653
Advertising		36,385		151,296		44,625
Interest income		64,809		83,625		84,987
Total revenues, other income and interest income		9,075,094		8,340,019		8,525,808
Costs and expenses:
Donations		26,729		26,285		32,111
Administrative services		1,529		24,899		20,403
Technical services		459,960		465,250		138,262
Programming production, transmission rights and telecom		674,270		666,312		1,298,197
Total		$ 1,162,488		1,182,746		1,488,973
UHI
Related party transactions
Broadcasting term in United States	7 years 6 months	7 years 6 months
Percentage sold of initial investment in UHI	0.67%	0.67%
Univision
Related party transactions
Provision for certain yearly minimum guaranteed advertising	$ 42.6	$ 909,159	$ 32.3	$ 625,410	$ 46.6	$ 891,990